UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alpine Capital Management, LLC

Address:   400 Madison Avenue, 8th Floor
           New York, NY  10017


Form 13F File Number: 28-12970


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ramy Ibrahim
Title:  Principal
Phone:  212-317-2400

Signature,  Place,  and  Date  of  Signing:

/s/ Ramy Ibrahim                   New York, NY                       2/11/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $57,615,201.50
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------- -------------- --------- ------------ ------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP      VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------- -------------- --------- ------------ ---------- --- ---- ---------- -------- ---- ------ ----
AVI BIOPHARMA INC CMN                 Equity         002346104   292,000.00 200,000.00          SOLE       NO       SOLE      0    0
ABERCROMBIE & FITCH CO. CLASS A CO    Equity         002896207 1,068,152.50  30,650.00          SOLE       NO       SOLE      0    0
ADVANCED MICRO DEVICES INC CMN        Equity         007903107   987,360.00 102,000.00          SOLE       NO       SOLE      0    0
AVALONBAY COMMUNITIES INC CMN         Equity         053484101   574,770.00   7,000.00          SOLE       NO       SOLE      0    0
CADENCE DESIGN SYSTEMS INC CMN        Equity         127387108 1,006,320.00 168,000.00          SOLE       NO       SOLE      0    0
CANTEL MEDICAL CORP. CMN              Equity         138098108   484,320.00  24,000.00          SOLE       NO       SOLE      0    0
COMPANIA DE MINAS                     Equity         204448104   970,630.00  29,000.00          SOLE       NO       SOLE      0    0
BUENAVENTURASPONSORED
EPIQ SYS INC CMN                      Equity         26882D109   503,640.00  36,000.00          SOLE       NO       SOLE      0    0
EMBRAER-BRAZILIAN AVIATION ADR PFD    Equity         29081M102   994,950.00  45,000.00          SOLE       NO       SOLE      0    0
FREEPORT-MCMORAN COPPER & GOLDCMN     Equity         35671D857 1,605,800.00  20,000.00          SOLE       NO       SOLE      0    0
GENZYME CORP CMN                      Equity         372917104   980,200.00  20,000.00          SOLE       NO       SOLE      0    0
GOLDCORP INC CMN                      Equity         380956409 1,003,170.00  25,500.00          SOLE       NO       SOLE      0    0
JPMORGAN CHASE & CO CMN               Equity         46625H100 2,083,500.00  50,000.00          SOLE       NO       SOLE      0    0
JETBLUE AIRWAYS CORPORATION CMN       Equity         477143101   942,850.00 173,000.00          SOLE       NO       SOLE      0    0
NEWMONT MINING CORPORATION CMN        Equity         651639106 2,294,535.00  48,500.00          SOLE       NO       SOLE      0    0
PARKERVISION INC. CMN                 Equity         701354102   142,099.50  77,650.00          SOLE       NO       SOLE      0    0
PATTERSON-UTI ENERGY, INC. ORD CMN    Equity         703481101   921,000.00  60,000.00          SOLE       NO       SOLE      0    0
PERRIGO COMPANY CMN                   Equity         714290103   517,790.00  13,000.00          SOLE       NO       SOLE      0    0
POTASH CORP. OF SASKATCHEWAN CMN      Equity         73755L107   705,250.00   6,500.00          SOLE       NO       SOLE      0    0
RADIAN GROUP INC. CMN                 Equity         750236101 1,096,500.00 150,000.00          SOLE       NO       SOLE      0    0
RESEARCH IN MOTION LIMITED CMN        Equity         760975102 1,148,180.00  17,000.00          SOLE       NO       SOLE      0    0
STERICYCLE INC CMN                    Equity         858912108   993,060.00  18,000.00          SOLE       NO       SOLE      0    0
SYNGENTA AG SPONSORED                 Equity         87160A100 1,012,860.00  18,000.00          SOLE       NO       SOLE      0    0
TEREX CORP (NEW) CMN                  Equity         880779103 1,188,600.00  60,000.00          SOLE       NO       SOLE      0    0
TEVA PHARMACEUTICAL IND LTD ADS       Equity         881624209 1,123,600.00  20,000.00          SOLE       NO       SOLE      0    0
VEECO INSTRUMENTS INC CMN             Equity         922417100   495,600.00  15,000.00          SOLE       NO       SOLE      0    0
MARVELL TECHNOLOGY GROUP LTD. CMN     Equity         G5876H105 1,037,500.00  50,000.00          SOLE       NO       SOLE      0    0
WYNN RESORTS, LIMITED CMN             Equity         983134107   989,910.00  17,000.00          SOLE       NO       SOLE      0    0
ISHARES MSCI BRAZIL INDEX FD          Equity         464286400 1,492,200.00  20,000.00          SOLE       NO       SOLE      0    0
ATLAS PIPELINE PARTNERS, L.P. CMN     Equity         049392103   929,988.00  94,800.00          SOLE       NO       SOLE      0    0
GENWORTH FINANCIAL INC CMN CLASS      Equity         37247D106   970,425.00  85,500.00          SOLE       NO       SOLE      0    0
DENISON MINES CORP. CMN               Equity         248356107    63,500.00  50,000.00          SOLE       NO       SOLE      0    0
THE MOSAIC COMPANY CMN                Equity         61945A107   895,950.00  15,000.00          SOLE       NO       SOLE      0    0
ALPHA NATURAL RESOURCES, INC. CMN     Equity         02076X102 1,293,027.66  29,807.00          SOLE       NO       SOLE      0    0
AIXTRON AG SPONSORED                  Equity         009606104 1,441,790.00  43,000.00          SOLE       NO       SOLE      0    0
NUANCE COMMUNICATIONS INC CMN         Equity         67020Y100 1,164,750.00  75,000.00          SOLE       NO       SOLE      0    0
ISHARES SILVER TRUST ETF              Equity         46428Q109   826,950.00  50,000.00          SOLE       NO       SOLE      0    0
NEW ORIENTAL ED & TECH GRP SPONSORED  Equity         647581107 1,474,395.00  19,500.00          SOLE       NO       SOLE      0    0
HOME INNS & HOTELS MANAGEMENT         Equity         43713W107 1,042,825.00  29,500.00          SOLE       NO       SOLE      0    0
ISILON SYSTEMS INC. CMN               Equity         46432L104   686,192.08 100,028.00          SOLE       NO       SOLE      0    0
MELCO CROWN ENTERTAINMENT LIMIADR CMN Equity         585464100   453,600.00 135,000.00          SOLE       NO       SOLE      0    0
TRINA SOLAR LIMITED SPONSORED         Equity         89628E104 1,052,415.00  19,500.00          SOLE       NO       SOLE      0    0
CELSIA TECH INC RESTRICTED            Equity         15118M199    49,999.84  80,255.00          SOLE       NO       SOLE      0    0
GAFISA, S.A. SPONSORED                Equity         362607301   498,246.92  15,397.00          SOLE       NO       SOLE      0    0
INDEX OIL & GAS INC CMN RESTRICTED    Equity         454084197   200,000.00 200,000.00          SOLE       NO       SOLE      0    0
JAGUAR MNG INC CMN                    Equity         47009M103   503,550.00  45,000.00          SOLE       NO       SOLE      0    0
STERLITE INDUSTRIES (INDIA) LTD CMN   Equity         859737207   992,990.00  54,500.00          SOLE       NO       SOLE      0    0
DANA HOLDING CORPORATION CMN          Equity         235825205   813,000.00  75,000.00          SOLE       NO       SOLE      0    0
DOLLAR TREE INC. CMN                  Equity         256746108   579,600.00  12,000.00          SOLE       NO       SOLE      0    0
SPDR GOLD TRUST ETF                   Equity         78463V107 8,584,800.00  80,000.00          SOLE       NO       SOLE      0    0
RACKSPACE HOSTING, INC. CMN           Equity         750086100 1,939,050.00  93,000.00          SOLE       NO       SOLE      0    0
SMARTHEAT INC.CMN                     Equity         83172F104   726,000.00  50,000.00          SOLE       NO       SOLE      0    0
RINO INTERNATIONAL CORPORATIONCMN     Equity         766883102   635,950.00  23,000.00          SOLE       NO       SOLE      0    0
TRI-TECH HOLDING INCCMN               Equity         G9103F106   632,400.00  31,000.00          SOLE       NO       SOLE      0    0
VITACOST.COM, INC. CMN CLASS          Equity         92847A200   448,060.00  43,000.00          SOLE       NO       SOLE      0    0
CALL/AUY(AUYAC) @ 15 EXP 01/          Option         9EDB8M9Q1     1,500.00   1,000.00          SOLE       NO       SOLE      0    0
CALL/DELL(DLQAE) @ 25 EXP 01/         Option         9EDBB86O6       500.00   1,000.00          SOLE       NO       SOLE      0    0
CALL/GLD(GCZAP) @ 120 EXP 01          Option         9EDBD9XD6     3,300.00     300.00          SOLE       NO       SOLE      0    0
CALL/GLD(GCZAL) @ 116 EXP 01          Option         9EDBK44L3    11,400.00     600.00          SOLE       NO       SOLE      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------- -------------- --------- ------------ ------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP      VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------- -------------- --------- ------------ ---------- --- ---- ---------- -------- ---- ------ ----
PUT/GNW(GNWMK)@ 11 EXP 01/            Option         9EDBF4YZ5    15,000.00     500.00          SOLE       NO       SOLE      0    0
PUT/HIG(HIGMX)@ 22.5 EXP 0            Option         9EDBDL4V1    17,000.00     400.00          SOLE       NO       SOLE      0    0
PUT/LNC(LNCMG)@ 21 EXP 01/            Option         9EDB8S2F9     2,500.00     500.00          SOLE       NO       SOLE      0    0
WTS/TONGXIN INTERNATIONAL LTD.5.0000  Warrant        G8918T111     8,200.00   2,000.00          SOLE       NO       SOLE      0    0
EXP


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